Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 30, 2015, Waddell & Reed Investment Management Company (“Waddell & Reed”) was removed as co-Subadviser to the Small Cap Growth Equity Fund therefore all references to Waddell & Reed in the Prospectus are hereby deleted.

Effective immediately, the following information replaces the last sentence in the first paragraph on page 52 under Principal Investment Strategies for the Select Growth Opportunities Fund.

Note that although the Fund was originally registered as a non-diversified fund, under a position of the SEC, the Fund is currently required to operate as a diversified fund and will not operate as a non-diversified fund in the future until it obtains any necessary shareholder approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Small Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 30, 2015, Waddell & Reed Investment Management Company (“Waddell & Reed”) was removed as co-Subadviser to the Small Cap Growth Equity Fund therefore all references to Waddell & Reed in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the last sentence in the first paragraph on page 52 under Principal Investment Strategies for the Select Growth Opportunities Fund.

Note that although the Fund was originally registered as a non-diversified fund, under a position of the SEC, the Fund is currently required to operate as a diversified fund and will not operate as a non-diversified fund in the future until it obtains any necessary shareholder approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE